Leases and Other Commitments	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Leases and Other Commitments [Line Items]
Leases and Other Commitments
Note 11. Leases and Other Commitments
Leases
The Company leases certain domestic and international facilities and data center space under long-term, non-cancelable
operating leases that expire at various dates through fiscal year 2039. In connection with and subsequent to the separation, the Company entered into various sublease agreements with WDC under long-term, non-cancelable
operating leases that expire at various dates through fiscal year 2031.
These leases include no material variable or contingent lease payments. Operating lease assets and liabilities are recognized based on the present value of the remaining lease payments discounted using the Company’s incremental borrowing
rate. Operating lease assets also include prepaid lease payments minus any lease incentives. Extension or termination options present in the Company’s lease agreements are included in determining the right-of-use
asset and lease liability when it is reasonably certain the Company will exercise those options. Lease expense is recognized on a straight-line basis over the lease term.
The following table presents
right-of-use
lease assets and lease liabilities included in the Company’s Condensed Consolidated Balance Sheets:

	March 28, 2025	June 28, 2024
	(in millions)
Operating lease right-of-use assets (included in other non-current assets)	$216	$179
Operating lease liabilities:
Current portion of long-term operating lease liabilities (included in accrued expenses)	24	11
Long-term operating lease liabilities (included in other liabilities)	196	171

Total operating lease liabilities	$220	$182

The following table summarizes supplemental
disclosures
of operating
cost
and cash flow information related to operating leases:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Cost of operating leases	$27	$20
Cash paid for operating leases	22	22
Operating lease assets obtained in exchange for operating lease liabilities	43	167
The weighted average
remaining
lease term and discount rate for the
Company’s
operating leases were as follows:

	March 28, 2025	June 28, 2024
Weighted average remaining lease term in years	11.3	13.7
Weighted average discount rate	7.3%	7.5%

As of March 28, 2025, minimum lease payments were as follows:

Lease Amounts
(in millions)
Minimum lease payments by fiscal year:
Remaining three months of 2025	$9
2026	38
2027	34
2028	28
2029	24
Thereafter	202

Total future minimum lease payments	335
Less: Imputed interest	115

Present value of lease liabilities	$220

Sale-Leaseback
In September 2023, WDC completed a sale and leaseback of its facility in Milpitas, California and received net proceeds of $191 million in cash. A substantial majority of these assets are associated with the Company, and as a result, $134 million of the net proceeds from the sale-leaseback transaction were allocated to us on a relative square footage basis and reflected as a cash inflow from investing activities within the Condensed Consolidated Statements of Cash Flows for the nine months ended March 29, 2024. In connection with the sale and leaseback, the Company recorded a gain of $60 million upon the closing of the transaction. For more information, see Note 15,
Employee Termination and Other Charges
of the Notes to Condensed Consolidated Financial Statements.
The property is being leased back to the Company at a total annual rate of $16 million for the first year and increasing by 3% per year thereafter through January 1, 2039. The lease includes three five-year renewal options and one four-year renewal option for the ability to extend through December 2057. The associated operating lease liability and right-of-use
asset for this facility has been included in the Condensed Consolidated Balance Sheets as of March 28, 2025 and June 28, 2024. This facility is utilized in the Company’s operations, and before the separation, the total lease expense has been allocated to the Company based on the continued usage of the facility.
Purchase Agreements and Other Commitments
In the normal course of business, the Company enters into purchase orders with suppliers for the purchase of components used to manufacture its products. These purchase orders generally cover forecasted component supplies needed for production during the coming months, are recorded as a liability upon receipt of the components, and generally may be changed or canceled at any time prior to shipment of the components. The Company also enters into long-term agreements with suppliers that contain fixed future commitments, which are contingent upon certain conditions such as performance, quality and technology of the vendor’s components. As of March 28, 2025, the Company had the following minimum long-term commitments:

Long-term commitments
(in millions)
Fiscal year:
Remaining three months of 2025	$26
2026	372
2027	583
2028	570
2029	570
Thereafter	660

Total	$2,781

The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Leases and Other Commitments
Note 10. Leases and Other Commitments
Leases
The following table presents
right-of-use-lease
assets and lease liabilities included in the Business’s Combined Balance Sheets:

	June 28, 2024	June 30, 2023
	(in millions)
Operating lease right-of-use assets (included in other non-current assets)	$179	$93
Operating lease liabilities:
Current portion of long-term operating lease liabilities (included in accrued expenses)	11	13
Long-term operating lease liabilities (included in other liabilities)	172	87

Total operating lease liabilities	$183	$100

The following tables summarize supplemental disclosures of operating cost and cash flow information related to operating leases:

	Years ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Cost of operating leases	$29	$21	$22
Cash paid for operating leases	30	14	10
Operating lease assets obtained in exchange for operating lease liabilities	167	3	107
Decrease in operating lease liabilities and right-of-use assets due to lease remeasurement	71	—	—

The weighted average remaining lease term and discount rate for the Business’s operating leases were as follows:

	2024	2023
Weighted average remaining lease term in years	13.7	7.8
Weighted average discount rate	7.5%	3.0%
As of June 28, 2024, minimum lease payments were as follows:

Lease Amounts
(in millions)
2025	$23
2026	22
2027	21
2028	19
2029	19
Thereafter	199

Total future minimum lease payments	303
Less: Imputed interest	120

Present value of lease liabilities	$183

Sale-Leaseback
In August 2023, our Parent entered into an agreement for the sale and leaseback of its facility in Milpitas, California and received gross proceeds of $191 million in cash. A substantial majority of these assets are associated with the Business and all are included in our Combined Balance Sheet as of June 30, 2023. As a result, $134 million of consideration from the sale-leaseback transaction has been allocated to us on a relative square footage basis and reflected as a cash inflow from investing activities within the Combined Statements of Cash Flows for fiscal year 2024. In connection with the sale and leaseback, the Business recorded a gain of $60 million upon closing of the transaction in September 2023. For more information, see Note 13,
Employee Termination, Asset Impairment and Other
.
The property is being leased back at an annual rate of $16 million for the first year and increasing by 3% per year thereafter through January 1, 2039. The lease includes three
5-year
renewal options and one
4-year
renewal option for the ability to extend through December 2057. The full amount of the associated operating lease liability and right of use asset for this facility has been included in the Combined Balance Sheet as of June 28, 2024. This facility is utilized in the Business’s operations and a portion of the total annual lease expense will be allocated to the Business in future periods based on the continued usage of the facility.
Purchase Agreements and Other Commitments
In the normal course of business, the Business enters into purchase orders with suppliers for the purchase of components used to manufacture its products. These purchase orders generally cover forecasted component supplies needed for production during the next quarter, are recorded as a liability upon receipt of the components, and generally may be changed or canceled at any time prior to shipment of the components. The Business also enters into long-term agreements with suppliers that contain fixed future commitments, which are contingent on certain conditions such as performance, quality and technology of the vendor’s components. As of June 28, 2024, the Business had the following minimum long-term commitments:

Long-term commitments
(in millions)
Fiscal year:
2025	$43
2026	51
2027	32
2028	20
2029	20
Thereafter	110

Total	$276